Income Taxes (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes.
Federal income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Liability for unrecognized tax benefits	$ 0	$ 0